                    [Van Kampen Investments Inc. Letterhead]

                                                                          497(j)


                                                        November 1, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

         Re: Van Kampen Series Fund Inc. Rule 497 Filing (File Nos. 033-51294 and 811-7140)

Ladies and Gentlemen:

         Van Kampen Series Fund Inc., on behalf of its series, Van Kampen American Value Fund, Van Kampen Emerging Markets Fund, Van Kampen Equity Growth Fund, Van Kampen Global Equity Allocation Fund, Van Kampen Global Value Equity Fund, Van Kampen Global Franchise Fund, filed via EDGAR on October 25, 2007 an electronically signed copy of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of 1933 Act Rules, this letter serves to certify that the Prospectuses and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules, except for the Van Kampen Global Franchise Fund Class A Shares, Class B Shares and Class C Shares Prospectus and the Van Kampen Global Franchise Fund Class I Shares Prospectus, which are filed under separate cover.

         Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (212) 296-6984 or Charles Taylor at (312) 407-0863.

                                                     Very truly yours,

                                                     /s/ Eric Griffith
                                                     -------------------
                                                     Eric Griffith
                                                     Assistant Secretary